Dividends	12 Months Ended
Mar. 31, 2022
Dividends [Abstract]
Dividends	Dividends
The following table summarizes the dividends declared or paid during the fiscal years 2022, 2021 and 2020:

(Millions of US dollars)	US Cents/Security	US$ Millions Total Amount Paid	Announcement Date	Record Date	Payment Date
FY 2022 first half dividend	0.40	174.1	9 November 2021	19 November 2021	17 December 2021
FY 2021 special dividend	0.70	309.9	10 February 2021	19 February 2021	30 April 2021
FY 2020 first half dividend	0.10	44.7	7 November 2019	18 November 2019	20 December 2019
FY 2019 second half dividend	0.26	113.9	21 May 2019	6 June 2019	2 August 2019